Transactions with related parties, textuals 2 (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended
	May 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party financing, current		$ 82,453		$ 0
Due to related parties, current		239		$ 105
Proceeds from long term debt from a related party		$ 40,000	$ 0
Preferred stock par value		$ 0.01		$ 0.01
Issuance of Series C preferred cost, value		$ 3,000	0
Amendment of RBS Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date		Sep. 12, 2016
Amendment of RBS Loan Agreement [Member] | Revised Margin [Member]
Related Party Transaction [Line Items]
Loan margin percentage		3.35%
Amendment of RBS Loan Agreement [Member] | Margin Until Maturity [Member]
Related Party Transaction [Line Items]
Loan margin percentage		3.00%
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Related party financing, current		$ 82,453		$ 0
Due to related parties, current		110		102
Interest expense on related party debt		977	$ 822
Flat fee payable		9		$ 200
Preferred stock par value	$ 0.01
Issuance of Series C preferred cost, shares	100
Amount drawn down		40,000
Interest bearing "discount premium"		$ 5,000
Number Of Vessels Collateral For Debt		11
Issuance of Series C preferred cost, value	$ 3,000
Outstanding principal balance	$ 42,417
Diana Shipping Inc [Member] | First Twelve Months [Member]
Related Party Transaction [Line Items]
Interest rate		6.00%
Diana Shipping Inc [Member] | Thirteenth To Fifteenth Month [Member]
Related Party Transaction [Line Items]
Interest rate		9.00%
Diana Shipping Inc [Member] | Last Three Months [Member]
Related Party Transaction [Line Items]
Interest rate		12.00%
Diana Shipping Inc [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date		May 20, 2013
Debt instrument face amount		$ 50,000
Debt instrument description of variable rate basis		LIBOR
Loan margin percentage		5.00%
Back-end fee percentage		1.25%
Debt instrument maturity date		Aug. 20, 2017
Diana Shipping Inc [Member] | Loans Payable - Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date		Sep. 09, 2015
Debt instrument, Annual principal payment		$ 5,000
Debt instrument description of variable rate basis		LIBOR
Loan margin percentage		3.00%
Debt instrument maturity date		Mar. 15, 2022
Accrued back-end fee on related party debt		$ 1,302
Flat fee payable		$ 200